Right to Receive Cryptocurrencies	12 Months Ended
Dec. 31, 2025
Right to Receive Cryptocurrencies [Abstract]
Right to receive cryptocurrencies

7. Right to receive cryptocurrencies

The following table presents information about movements of the Company’s rights to receive cryptocurrencies.

	December 31, 2025	December 31, 2024
	US$	US$
Beginning balance	16,193,593	—
Cryptocurrencies invested in short-term investments	49,770,618	331,569,220
Rewards earned from cryptocurrency short-term investment	438,266	3,653,722
Redemption of cryptocurrency short-term investments	(66,402,477)	(319,029,349)
Ending Balance	—	16,193,593